Recent Accounting Pronouncements and Changes to Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Recent Accounting Pronouncements and Changes to Accounting Policies	Recent Accounting Pronouncements and Changes to Accounting Policies
a) Recent adoptions
The following amendments became effective on January 1, 2023 and did not have a material impact on the Company's consolidated financial statements:

•In February 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8). The amendments define accounting estimates and clarify the distinction between changes in accounting estimates and changes in accounting policies.

•In February 2021, the IASB issued Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2). The amendments provide guidance to help entities disclose their material (previously "significant") accounting policies.

•In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12). The amendments narrow the scope of the recognition exemption so that companies are required to recognize deferred tax for transactions that give rise to equal amounts of taxable and deductible temporary differences, such as leases.

In May 2023, the IASB issued International Tax Reform—Pillar Two Model Rules (Amendments to IAS 12). The amendments provide a mandatory immediate temporary exception to accounting for deferred taxes arising from the Organisation for Economic Co-operation and Development's (OECD) international tax reform and introduce additional disclosure requirements for annual financial statements. The amendments were effective immediately upon issue and were applied retrospectively. The Company has applied the exception to recognizing deferred tax assets and liabilities related to Pillar Two income taxes.

b) Future adoptions
Listed below are the standards, amendments, and interpretations that the Company reasonably expects to be applicable at a future date and intends to adopt when they become effective. The Company is currently considering the impact of adopting these standards, amendments, and interpretations on its consolidated financial statements and cannot reasonably estimate the effect at this time.

•In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1) that aims to promote consistency by helping companies determine whether debt and other liabilities with an uncertain settlement date should be classified as current or non-current in the statement of financial position. The amendments also clarify the classification requirements for debt a company might settle by converting it into equity. In October 2022, the IASB issued Non-current Liabilities with Covenants (Amendments to IAS 1) that provides guidance on how covenants may affect an entity's right to defer settlement of a liability for at least twelve months after the reporting period, which may determine whether a liability should be presented as current or non-current. Both of these amendments to IAS 1 are effective for annual reporting periods beginning on or after January 1, 2024, with earlier application permitted, applied retrospectively.

•In September 2022, the IASB issued Lease Liability in a Sale and Leaseback (Amendments to IFRS 16). The amendments address the measurement requirements for sale and leaseback transactions. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments are effective for annual reporting periods beginning on or after January 1, 2024, with earlier application permitted, applied retrospectively.

•In May 2023, the IASB issued Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7), which introduces new disclosure requirements related to an entity's use of supplier finance arrangements. The amendments are effective for annual reporting periods beginning on or after January 1, 2024, with earlier application permitted.

•In August 2023, the IASB issued Lack of Exchangeability (Amendments to IAS 21), which clarifies that entities must estimate the spot exchange rate when it is determined that a currency lacks exchangeability and introduces targeted disclosure requirements. The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with earlier application permitted.